Income Taxes (Schedule Of Effective Income Tax Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Oct. 31, 2014	Oct. 31, 2013
Income Taxes [Abstract]
Computed income taxes at 37%	$ (97)	$ (64)
Combined federal and state statutory tax rate	37.00%
Permanent items	54	(23)
Other	(46)	3
Income tax benefit (expense)	$ (89)	$ (84)
Federal statutory tax rate	34.00%